SCHEDULE OF CHANGE IN FAIR VALUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Warrants
Fair value of convertible notes payable at December 31, 2021	$ 11,152,151	$ 9,767,461
Convertible notes payable issued		3,295,000
Debt discount for warrants issued	(870,245)	(1,665,956)
Accretion of debt issuance costs	2,055,627	480,574
Change in fair value of convertible notes payable	1,866,922	(724,928)
Additional convertible notes payable issued	724,000
Repayment of convertible notes payable	(100,000)
Transfer from level 3 to level 2	(325,000)
Conversion of convertible notes payable	(14,503,455)
Fair value of convertible notes payable at December 31, 2022		$ 11,152,151